INTANGIBLE ASSETS, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization Expense Continuing Operations	¥ 31,511	$ 4,583	¥ 13,695	¥ 5,658
Amortization Expense Discontinued Operations	¥ 1,399	$ 203	¥ 12,407	¥ 1,188